ACCOUNTING POLICIES Accounting Policies (Details) (Ship Finance International Limited [Member], USD $)	48 Months Ended
	Dec. 31, 2015	Sep. 30, 2012
Ship Finance International Limited [Member]
Leases, Schedule of Leased Assets [Line Items]
Agreed per day rate reduction	$ 6,500
Period of rate reduction	four
Compensation percentage of any difference between the renegotiated rates and actual market rate up to the original contract rates		100.00%
Number of vessels subject to rate reduction, higher of index rate or former rate	4